Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	0	2,797,464	2,797,464
Convertible preferred stock, shares issued	0	2,617,386	2,617,386
Convertible preferred stock, shares outstanding	0	2,617,386	2,617,386
Preferred stock liquidation preference value		$ 16,288	$ 16,288
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	10,088,017	10,088,017
Common stock, shares issued	31,087,395	3,641,449	3,559,484
Common stock, shares outstanding	31,087,395	3,641,449	3,559,484